Cover	Mar. 01, 2020
Cover [Abstract]
Entity Registrant Name	Vertiv Holdings Co
Entity Central Index Key	0001674101
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Type	POS AM
Amendment Flag	true
Amendment Description	Explanatory Description: This Post-Effective Amendment No. 2 to Form S-1 (the "Post-Effective Amendment") is being filed in order to update certain disclosures in the Registration Statement and to facilitate an offering of shares of our Class A common stock by a selling stockholder.
Post Effective Amendment Number	2
Document Period End Date	Mar. 31, 2020